LOANS (covered) - Investment in Covered Impaired Loans, excluding Loans Accounted for under FASB ASC Topic 310-30 (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 2,968,447	$ 2,816,093
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	856,981	800,253
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,233,067	1,139,931
Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	358,960	341,310
All other
Financing Receivable, Impaired [Line Items]
Recorded Investment	48,942	32,172
Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	67,543	69,711
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,160	19,755
Unpaid Principal Balance	17,050	26,895
Related Allowance	0	0
Average Recorded Investment	13,945	18,086
Interest Income Recognized	58	398
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,203	16,190
Unpaid Principal Balance	10,152	18,346
Related Allowance	0	0
Average Recorded Investment	9,873	12,324
Interest Income Recognized	47	316
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,192	2,074
Unpaid Principal Balance	4,002	5,412
Related Allowance	0	0
Average Recorded Investment	2,504	3,910
Interest Income Recognized	5	14
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,747	1,491
Unpaid Principal Balance	2,878	3,137
Related Allowance	0	0
Average Recorded Investment	1,559	1,597
Interest Income Recognized	6	68
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | All other
Financing Receivable, Impaired [Line Items]
Recorded Investment	18
Unpaid Principal Balance	18
Related Allowance	0
Average Recorded Investment	9
Interest Income Recognized	0
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment		0
Unpaid Principal Balance		0
Related Allowance		0
Average Recorded Investment		255
Interest Income Recognized		$ 0